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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2000
                                                        -------------

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

MARSHFIELD ASSOCIATES
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

21 DUPONT CIRCLE                      WASHINGTON         DC          20036
--------------------------------------------------------------------------------
Business Address    (Street)            (City)         (State)       (Zip)

CHRIS NIEMCZEWSKI               MANAGING DIRECTOR              202-828-6200
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


-----------------------------------ATTENTION------------------------------------
               INTERNATIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                    CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed
on its behalf in the City of     WASHINGTON     and the State of     DC     on
                             ------------------                  ----------
the     9     day of      August     , 2000  .
    ---------       -----------------    --


                                              MARSHFIELD ASSOCIATES
                                  ----------------------------------------------
                                    (Name of Institutional Investment Manager)

                                              /s/ Chris Niemczewski
                                  ----------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.: Name:                     13F File No.:
------------------------- ------------- ------------------------- -------------
1.                                      6.
------------------------- ------------- ------------------------- -------------
2.                                      7.
------------------------- ------------- ------------------------- -------------
3.                                      8.
------------------------- ------------- ------------------------- -------------
4.                                      9.
------------------------- ------------- ------------------------- -------------
5.                                      10.
------------------------- ------------- ------------------------- -------------


                                                                 SEC 1685 (5/91)

                             Marshfield Associates
                                    FORM 13F
                                 June 30, 2000




                                                                                                                 VOTING AUTHORITY
                                                                                                           -------------------------
                                                              VALUE      SHARES/  SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER                   TITLE OF CLASS    CUSIP      (X$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE     SHARED   NONE
------------------------------   ----------------  ---------  --------   -------- --- ---- ------- ---------  -------- -------- ----

A C Neilsen Corp                 COM               004833109   21825       992023 SH        Sole                992023
Abbott Laboratories              COM               002824100     977        21922 SH        Sole                 21922
American Express Company         COM               025816109   15750       302160 SH        Sole                302160
American Home Products Corpora   COM               026609107    1647        28038 SH        Sole                 28038
American International Group     COM               026874107    1638        13944 SH        Sole                 13944
Anheuser-Busch Companies, Inc.   COM               035229103     949        12700 SH        Sole                 12700
BP Amoco Plc - ADR               COM                             279         4937 SH        Sole                  4937
Bank of America Corp             COM               066050105     465        10804 SH        Sole                 10804
Berkley W.R. Corp                COM               084423102    6714       358100 SH        Sole                358100
Berkshire Hathaway Class A       COM               084670108   19529          363 SH        Sole                   363
Berkshire Hathaway Class B       COM               084670207   26386        14992 SH        Sole                 14992
Bestfoods                        COM               126149103    1075        15528 SH        Sole                 15528
Bristol Myers-Squibb             COM               110122108    1523        26153 SH        Sole                 26153
CCC Information Services         COM               12487Q109   14609      1375005 SH        Sole               1375005
Chase Manhattan Bank             COM               16161A108     207         4500 SH        Sole                  4500
Chevron Corporation              COM               166751107     204         2402 SH        Sole                  2402
Cisco Systems Inc                COM               17275R102     470         7390 SH        Sole                  7390
Citigroup                        COM               132187105   12327       204603 SH        Sole                204603
Coca-Cola Company                COM               191216100    1584        27575 SH        Sole                 27575
Colgate-Palmolive Company        COM               194162103     659        11000 SH        Sole                 11000
Computer Associates Internatio   COM               204912109     243         4755 SH        Sole                  4755
Disney (Walt) Company            COM               254687106    1902        48999 SH        Sole                 48999
Dover Corp.                      COM               260003108    8177       201600 SH        Sole                201600
Eli Lilly                        COM               532457108     283         2832 SH        Sole                  2832
Emerson Electric Co.             COM               291011104     962        15928 SH        Sole                 15928
Enron Corporation                COM               293561106    1096        17000 SH        Sole                 17000
Estee Lauder                     COM               518439104     395         8000 SH        Sole                  8000
ExxonMobil Corporation           COM               30231G102    2362        30086 SH        Sole                 30086
Family Dollar Stores Inc         COM               307000109     329        16800 SH        Sole                 16800
Federal Home Loan Mortgage Cor   COM               313400301   27020       667163 SH        Sole                667163
Federal National Mortgage Asso   COM               313586109    7920       151769 SH        Sole                151769
First Data Corp                  COM               319963104     246         4954 SH        Sole                  4954
Gannett Inc.                     COM               364730101   10825       180985 SH        Sole                180985
General Electric Company         COM               369604103   20766       391812 SH        Sole                391812
Georgia-Pacific Group            COM               373298108     292        11134 SH        Sole                 11134
Gillette Company, The            COM               375766102    1338        38283 SH        Sole                 38283
Great Lakes Chemical             COM               390568103     921        29241 SH        Sole                 29241
H & R Block                      COM               093671105    1169        36112 SH        Sole                 36112
Heineken Holdings Cl A           COM                            1092        29123 SH        Sole                 29123
Heinz (H.J.) Company             COM               423074103    1368        31258 SH        Sole                 31258
Hewlett Packard                  COM               428236103     747         5982 SH        Sole                  5982
HomeFed Corp                     COM                             246       366789 SH        Sole                366789
Intel Corp                       COM               458140100    4521        33819 SH        Sole                 33819
Intl Business Machines Corpora   COM               459200101     622         5674 SH        Sole                  5674
Johnson & Johnson                COM               478160104   27188       266880 SH        Sole                266880
Leucadia National Corporation    COM               527288104   14378       630259 SH        Sole                630259
Lindt & Sprungli                 COM                             203          440 SH        Sole                   440
Lucent Technologies              COM               549463107    1242        20966 SH        Sole                 20966
Markel Corp                      COM               570535104   15151       106981 SH        Sole                106981
Marriott International Inc Cla   COM               571900109   10315       286025 SH        Sole                286025
Mattel, Inc                      COM               577081102   14041      1064744 SH        Sole               1064744
Mc Donald's Corporation          COM               580135101   14844       450679 SH        Sole                450679
Merck & Co., Inc.                COM               589331107    5955        77711 SH        Sole                 77711
Microsoft Corporation            COM               594918104    2641        33013 SH        Sole                 33013
Minnesota Mining & Manufacturi   COM               604059105    1878        22769 SH        Sole                 22769
Morgan Stanley Dean Witter & C   COM               24240V101   24600       295493 SH        Sole                295493
Nestle ADR (Regular Shares)      COM               641069406     877         8720 SH        Sole                  8720
Nestle Ltd. (Registered)         COM                             464          230 SH        Sole                   230


                             Marshfield Associates
                                    FORM 13F
                                 June 30, 2000




                                                                                                                 VOTING AUTHORITY
                                                                                                           -------------------------
                                                              VALUE      SHARES/  SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER                   TITLE OF CLASS    CUSIP      (X$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE     SHARED   NONE
------------------------------   ----------------  ---------  --------   -------- --- ---- ------- ---------  -------- -------- ----

Nike Inc Cl B                    COM              654106103     21664      544161 SH        Sole               544161
Oracle Corp                      COM              68389X105       214        2540 SH        Sole                 2540
PepsiCo, Inc.                    COM              713448108     17690      398087 SH        Sole               398087
Pfizer Inc.                      COM              717081103      2895       60315 SH        Sole                60315
Philip Morris Companies Inc.     COM              718154107       224        8423 SH        Sole                 8423
Procter & Gamble Company, The    COM              742718109      1904       33249 SH        Sole                33249
Reuters Group PLC Sponsored AD   COM              761324201       207        2072 SH        Sole                 2072
Roper Industries Inc             COM              776696106      4776      186365 SH        Sole               186365
SBC Communications Inc           COM              78387G103       543       12547 SH        Sole                12547
Sabre Holdings Corp Cl A         COM              785905100     18140      636485 SH        Sole               636485
Schering-Plough Corp.            COM              806605101       928       18380 SH        Sole                18380
Schlumberger Limited             COM              806857108       193        2580 SH        Sole                 2580
Solectron Corp                   COM              834182107       339        8104 SH        Sole                 8104
St. Paul Companies               COM              792860108      2471       72400 SH        Sole                72400
State Street Corp                COM              857477103       456        4300 SH        Sole                 4300
Student Loan Corp                COM              863902102       349        8300 SH        Sole                 8300
Texas Instruments Incorporated   COM              882508104       275        4000 SH        Sole                 4000
Times Mirror Company, Cl. A Ne   COM              887364107       691        7900 SH        Sole                 7900
Tricon Global Restaurants        COM              895953107     32817     1161663 SH        Sole              1161663
USA Education Inc.               COM              863871505      7371      196892 SH        Sole               196892
Verizon Communications           COM              077853109       631       12438 SH        Sole                12438
Wachovia Corp                    COM              929771103       433        7977 SH        Sole                 7977
Wal-Mart Stores, Inc.            COM              931142103       321        5568 SH        Sole                 5568
Washington Gas Light Company     COM              938837101       220        9154 SH        Sole                 9154
Washington Post Co Cl B          COM              939640108      2810        5878 SH        Sole                 5878
Wells Fargo & Company            COM              949740104     20566      530743 SH        Sole               530743
White Mountains Insurance Grou   COM                            32757      204732 SH        Sole               204732
Williams Companies, The          COM              969457100       417       10000 SH        Sole                10000
Worldcom, Inc.                   COM              55268B106       402        8756 SH        Sole                 8756
Markel Contingent Value Rights                                    219       30422 SH        Sole                30422
REPORT SUMMARY                   88 DATA RECORDS               530359              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
